PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 1,262
Additions	253	$ 101
Property, plant and equipment, ending balance	1,421	1,262
Interest costs capitalised	(7)	(1)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,742	1,683
Additions	253	101
Net change from asset exchange		10
Disposals	18	(3)
Transfers	0	0
Effect of foreign exchange	25	(49)
Property, plant and equipment, ending balance	2,002	1,742
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	480	423
Net change from asset exchange		(1)
Depreciation	105	92
Disposals	10	(3)
Effect of foreign exchange	6	(31)
Property, plant and equipment, ending balance	581	480
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12
Property, plant and equipment, ending balance	12	12
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12	12
Additions	0	0
Net change from asset exchange		1
Disposals	0	0
Transfers	0	0
Effect of foreign exchange	0	(1)
Property, plant and equipment, ending balance	12	12
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Net change from asset exchange		0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	211
Property, plant and equipment, ending balance	225	211
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	311	300
Additions	0	0
Net change from asset exchange		5
Disposals	2	0
Transfers	31	8
Effect of foreign exchange	3	(2)
Property, plant and equipment, ending balance	343	311
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	100	85
Net change from asset exchange		(1)
Depreciation	17	16
Disposals	0	0
Effect of foreign exchange	1	0
Property, plant and equipment, ending balance	118	100
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	903
Property, plant and equipment, ending balance	1,086	903
Production Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,283	1,276
Additions	1	0
Net change from asset exchange		4
Disposals	16	(3)
Transfers	268	49
Effect of foreign exchange	13	(43)
Property, plant and equipment, ending balance	1,549	1,283
Production Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	380	338
Net change from asset exchange		0
Depreciation	88	76
Disposals	10	(3)
Effect of foreign exchange	5	(31)
Property, plant and equipment, ending balance	463	380
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	136
Property, plant and equipment, ending balance	98	136
Government grants	13	3
Construction in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	136	95
Additions	252	101
Net change from asset exchange		0
Disposals	0	0
Transfers	(299)	(57)
Effect of foreign exchange	9	(3)
Property, plant and equipment, ending balance	98	136
Construction in Progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Net change from asset exchange		0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	$ 0	$ 0